Provisions, income tax liabilities and other liabilities - Summary of Non Current Provisions and Other Non-current Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Provisions	€ 5,822	€ 6,430	€ 6,998		€ 7,125
Other non-current liabilities	519	291	317
Total	6,341	6,721	7,315	[1]
Non-current liabilities	€ 232	€ 6	€ 92

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.